LEASES - Lease related expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Depreciation	€ (779)	€ (642)	€ (487)
Interest expense on lease liabilities	(103)	(68)	(49)
Short-term lease expenses	(383)	(523)	(341)
Lease expenses for low-value assets	(7)	(28)	(68)
Total amount recognized in expense	€ (1,273)	€ (1,260)	€ (945)